UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5233

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1 – Schedule of Investments – The Schedule of Investments for the three-month period ended January 31, 2016 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2016

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS - 22.6%
AUSTRALIA - 0.9%
AUD	500	DnB NOR Boligkreditt, 6.25%, 06/08/2016	$358,167
AUD	500	National Capital Trust III, 3.33%, 09/30/2016(a)(b)(c)	351,108

			709,275

BANGLADESH - 0.3%
USD	200	Banglalink Digital Communications Ltd., 8.63%, 05/06/2017(a)(d)	201,000

BARBADOS - 0.3%
USD	210	Sagicor Finance 2015 Ltd., 8.88%, 08/11/2019(a)(d)	229,950

BRAZIL - 2.0%
USD	420	Marfrig Overseas Ltd., 9.50%, 02/29/2016(a)(d)	408,450
USD	420	OAS Financial Ltd., 8.88%, 04/25/2018(a)(b)(d)(e)(f)	14,280
USD	780	Petrobras Global Finance BV, 5.75%, 01/20/2020	613,041
USD	490	Petrobras International Finance Co., 5.38%, 01/27/2021	368,112
USD	197	QGOG Atlantic, 5.25%, 11/30/2016(a)(d)	126,081

			1,529,964

CHILE - 0.7%
USD	200	Empresa Nacional del Petroleo, 4.38%, 10/30/2024(d)	190,805
USD	400	SACI Falabella, 3.75%, 04/30/2023(d)	385,792

			576,597

CHINA - 0.6%
USD	210	Future Land Development Holdings Ltd., 10.25%, 07/21/2017(a)(d)	205,800
USD	210	Shimao Property Holdings Ltd., 8.38%, 02/10/2019(a)(d)	222,224

			428,024

GEORGIA - 0.8%
USD	250	Georgian Oil and Gas Corp., 6.88%, 05/16/2017(d)	246,500
USD	400	Georgian Railway JSC, 7.75%, 07/11/2022(d)	404,000

			650,500

GUATEMALA - 0.6%
USD	200	Comunicaciones Celulares SA, 6.88%, 02/06/2019(a)(d)	160,000
USD	300	Industrial Subordinated Trust, 8.25%, 07/27/2021(d)	315,000

			475,000

INDIA - 0.5%
USD	210	ABJA Investment Co. Pte Ltd., 5.95%, 07/31/2024(d)	176,190
USD	210	ICICI Bank Ltd., 6.38%, 04/30/2017(a)(c)(d)	211,606

			387,796

INDONESIA - 1.0%
USD	370	Pertamina Persero PT, 4.30%, 05/20/2023(d)	334,473
USD	560	Pertamina Persero PT, 5.63%, 05/20/2043(d)	436,345

			770,818

KAZAKHSTAN - 1.9%
USD	200	Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/2042(d)	168,240
USD	570	Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/2042(d)	479,484
USD	600	KazMunayGas National Co. JSC, 7.00%, 05/05/2020(d)	604,500
USD	310	Zhaikmunai LP Via Zhaikmunai International BV, 7.13%, 11/13/2016(a)(d)	227,001

			1,479,225

MEXICO - 2.6%
USD	250	Alfa SAB de CV, 6.88%, 09/25/2043(a)(d)	230,937

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2016

Principal Amount (000)		Description	Value (US$)
CORPORATE BONDS (continued)
MEXICO (continued)
USD	200	Cemex Finance LLC, 9.38%, 10/12/2017(a)(d)	$201,940
USD	280	Pemex Project Funding Master Trust, 6.63%, 06/15/2035	247,859
USD	390	Petroleos Mexicanos, 6.50%, 06/02/2041	332,280
USD	130	Petroleos Mexicanos, 6.63%, 06/15/2038	112,450
USD	159	Petroleos Mexicanos, 6.88%, 08/04/2026(d)	161,783
USD	200	Sixsigma Networks Mexico SA de CV, 8.25%, 11/07/2017(a)(d)	182,000
USD	270	Tenedora Nemak SA de CV, 5.50%, 02/28/2018(a)(d)	268,650
USD	240	Unifin Financiera SAPI de CV SOFOM ENR, 6.25%, 07/22/2017(a)(d)	226,800

			1,964,699

NEW ZEALAND - 0.9%
NZD	1,000	General Electric Capital Corp., 6.75%, 09/26/2016	660,954

NIGERIA - 0.3%
USD	270	GTB Finance BV, 6.00%, 11/08/2018(d)	237,649

PARAGUAY - 0.3%
USD	250	Banco Regional SAECA, 8.13%, 01/24/2019(d)	252,500

PERU - 0.5%
USD	140	InRetail Consumer, 5.25%, 10/10/2018(a)(d)	137,200
USD	84	Southern Copper Corp., 3.88%, 04/23/2025	74,721
USD	160	Union Andina de Cementos SAA, 5.88%, 10/30/2018(a)(d)	153,920

			365,841

RUSSIA - 2.7%
USD	400	Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.75%, 04/28/2021(d)	414,000
USD	100	EDC Finance Ltd., 4.88%, 04/17/2020(d)	88,842
USD	220	Evraz Group SA, 6.50%, 04/22/2020(d)	202,125
USD	310	Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/2022(d)	271,250
USD	300	Lukoil International Finance BV, 4.56%, 04/24/2023(d)	271,875
USD	200	OJSC Novolipetsk Steel via Steel Funding Ltd., 4.95%, 09/26/2019(d)	197,016
USD	107	RZD Capital Ltd., 5.74%, 04/03/2017(d)	108,894
USD	260	Sberbank of Russia Via SB Capital SA, 6.13%, 02/07/2022(d)	264,383
USD	270	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 02/02/2021(d)	278,505

			2,096,890

SUPRANATIONAL - 4.1%
INR	48,800	European Bank for Reconstruction & Development, 6.00%, 03/03/2016	718,302
NZD	3,800	International Finance Corp., 4.63%, 05/25/2016	2,473,954

			3,192,256

TURKEY - 0.8%
USD	200	Arcelik, 5.00%, 04/03/2023(d)	180,370
USD	200	Turkiye Sise ve Cam Fabrikalari, 4.25%, 05/09/2020(d)	192,958
USD	250	Yasar Holdings AS, 8.88%, 11/06/2017(a)(d)	254,075

			627,403

UNITED ARAB EMIRATES - 0.7%
USD	480	Jafz Sukuk Ltd., 7.00%, 06/19/2019(d)	525,010

VENEZUELA - 0.1%
USD	160	Petroleos de Venezuela SA, 8.50%, 11/02/2017(d)	65,984

Total Corporate Bonds - 22.6% (cost $17,948,368)			17,427,335

GOVERNMENT BONDS - 109.9%
ANGOLA - 0.2%
USD	200	Angolan Government International Bond, 9.50%, 11/12/2025(d)	167,040

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2016

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)
ARGENTINA - 1.4%
USD	1,110	Argentina Bonar Bonds, 7.00%, 04/17/2017	$1,116,198

ARMENIA - 0.5%
USD	400	Republic of Armenia, 144A, 6.00%, 09/30/2020(d)	384,080

AUSTRALIA - 23.7%
AUD	800	Australia Government Bond, 3.25%, 04/21/2029(d)	589,375
AUD	8,400	Australia Government Bond, 3.75%, 04/21/2037(d)	6,438,640
AUD	1,600	Australia Government Bond, 4.50%, 04/21/2033(d)	1,352,539
AUD	2,300	Australia Government Bond, 4.75%, 04/21/2027(d)	1,945,805
AUD	3,200	New South Wales Treasury Corp., 6.00%, 04/01/2016	2,279,660
AUD	1,500	New South Wales Treasury Corp., 6.00%, 02/01/2018	1,144,290
AUD	1,500	Queensland Treasury Corp., 6.00%, 02/21/2018(d)	1,144,071
AUD	1,600	Queensland Treasury Corp., 6.00%, 06/14/2021(d)(g)	1,337,285
AUD	1,300	Queensland Treasury Corp., 6.00%, 07/21/2022(d)	1,097,447
AUD	1,115	Treasury Corp. of Victoria, 6.00%, 06/15/2020	912,231

			18,241,343

BRAZIL - 2.3%
BRL	7,210	Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/2023	1,389,585
USD	400	Brazilian Government International Bond, 7.13%, 01/20/2037	362,000

			1,751,585

CANADA - 18.2%
CAD	2,183	Canadian Government Bond, 3.50%, 12/01/2045	2,067,064
CAD	2,571	Canadian Government Bond, 3.75%, 06/01/2019	2,034,006
CAD	3,790	Canadian Government Bond, 4.00%, 06/01/2016	2,736,759
CAD	2,000	Canadian Government Bond, 8.00%, 06/01/2023	2,135,413
CAD	2,000	Canadian Government Bond, 9.00%, 06/01/2025	2,409,537
CAD	2,000	Hydro Quebec, 9.63%, 07/15/2022	2,099,650
CAD	500	Ontario Electricity Financial Corp., 8.50%, 05/26/2025	537,019

			14,019,448

COLOMBIA - 0.2%
USD	120	Colombia Government International Bond, 7.38%, 09/18/2037	126,300

COSTA RICA - 0.3%
USD	250	Costa Rica Government International Bond, 4.25%, 01/26/2023(d)	220,625

DOMINICAN REPUBLIC - 1.6%
USD	410	Dominican Republic International Bond, 5.88%, 04/18/2024(d)	395,650
USD	100	Dominican Republic International Bond, 6.88%, 01/29/2026(d)	100,375
USD	160	Dominican Republic International Bond, 7.50%, 05/06/2021(d)	169,200
USD	530	Dominican Republic International Bond, 8.63%, 04/20/2027(d)	590,950

			1,256,175

EGYPT - 0.5%
USD	430	Egypt Government International Bond, 5.88%, 06/11/2025(d)	358,592

ETHIOPIA - 0.6%
USD	500	Federal Democratic Republic of Ethiopia, 6.63%, 12/11/2024(d)	430,100

GABON - 0.2%
USD	200	Gabonese Republic, 6.95%, 06/16/2025(d)	154,028

GHANA - 0.5%
USD	550	Ghana Government International Bond, 8.13%, 01/18/2026(d)	393,866

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2016

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)
HONDURAS - 0.7%
USD	530	Honduras Government International Bond, 7.50%, 03/15/2024(d)	$536,625

INDONESIA - 2.5%
USD	850	Indonesia Government International Bond, 5.88%, 01/15/2024(d)	931,387
USD	200	Indonesia Government International Bond, 6.75%, 01/15/2044(d)	218,046
IDR	5,600,000	Indonesia Treasury Bond, 5.25%, 05/15/2018	381,076
IDR	5,600,000	Indonesia Treasury Bond, 8.38%, 03/15/2034	391,866

			1,922,375

IRAQ - 0.4%
USD	550	Iraq International Bond, 5.80%, 03/17/2016(a)(d)	347,545

IVORY COAST - 0.9%
USD	600	Ivory Coast Government International Bond, 5.75%, 06/30/2016(d)(h)	520,164
USD	200	Ivory Coast Government International Bond, 6.38%, 03/03/2028(d)	176,216

			696,380

JAMAICA - 0.5%
USD	400	Jamaica Government International Bond, 7.88%, 07/28/2045	384,000

KAZAKHSTAN - 0.6%
USD	520	Kazakhstan Government International Bond, 3.88%, 10/14/2024(d)	488,904

MEXICO - 1.8%
MXN	6,110	Mexican Bonos, 7.50%, 06/03/2027	369,781
MXN	9,950	Mexican Bonos, 7.75%, 11/13/2042	605,077
USD	350	Mexico Government International Bond, 6.05%, 01/11/2040	376,688

			1,351,546

MONGOLIA - 0.6%
USD	220	Development Bank of Mongolia LLC, 5.75%, 03/21/2017(d)(g)	204,769
USD	400	Mongolia Government International Bond, 5.13%, 12/05/2022(d)	296,487

			501,256

MOZAMBIQUE - 0.5%
USD	501	Mozambique EMATUM Finance 2020 BV, 6.31%, 09/11/2020(d)(g)	395,495

NEW ZEALAND - 18.4%
NZD	3,100	New Zealand Government Bond, 3.00%, 04/15/2020(d)	2,034,766
NZD	1,700	New Zealand Government Bond, 4.50%, 04/15/2027(d)	1,230,722
NZD	7,900	New Zealand Government Bond, 5.50%, 04/15/2023(d)	5,978,809
NZD	6,555	New Zealand Government Bond, 6.00%, 05/15/2021(d)	4,920,955

			14,165,252

PHILIPPINES - 0.1%
USD	40	Philippine Government International Bond, 8.38%, 06/17/2019	48,771

ROMANIA - 2.6%
RON	2,700	Romania Government Bond, 5.80%, 07/26/2027	745,819
USD	1,090	Romanian Government International Bond, 6.13%, 01/22/2044(d)	1,288,925

			2,034,744

RUSSIA - 2.6%
RUB	39,560	Russian Federal Bond - OFZ, 7.05%, 01/19/2028	420,237
RUB	54,840	Russian Federal Bond - OFZ, 7.50%, 03/15/2018	691,595
USD	200	Russian Foreign Bond - Eurobond, 4.88%, 09/16/2023(d)	203,500
USD	700	Vnesheconombank Via VEB Finance PLC, 6.90%, 07/09/2020(d)	697,690

			2,013,022

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2016

Principal Amount (000)		Description	Value (US$)
GOVERNMENT BONDS (continued)
RWANDA - 0.7%
USD	350	Rwanda International Government Bond, 6.63%, 05/02/2023(d)	$323,183
USD	200	Rwanda International Government Bond, 144A, 6.63%, 05/02/2023(d)	184,676

			507,859

SENEGAL - 0.4%
USD	330	Senegal Government International Bond, 8.75%, 05/13/2021(d)	346,418

SOUTH AFRICA - 0.9%
USD	710	Eskom Holdings Ltd., 5.75%, 01/26/2021(d)	618,436
USD	100	South Africa Government International Bond, 6.25%, 03/08/2041	102,350

			720,786

TANZANIA - 0.2%
USD	200	Tanzania Government International Bond, 6.54%, 03/09/2020(c)(d)(i)	189,770

TURKEY - 1.0%
USD	200	Turkey Government International Bond, 5.63%, 03/30/2021	212,780
USD	520	Turkey Government International Bond, 6.25%, 09/26/2022	571,109

			783,889

UKRAINE - 1.0%
USD	810	Ukraine Government International Bond, 7.75%, 09/01/2023(d)	744,795

UNITED KINGDOM - 21.9%
GBP	1,172	United Kingdom Gilt, 1.25%, 07/22/2018(d)	1,700,503
GBP	2,849	United Kingdom Gilt, 4.00%, 03/07/2022(d)	4,759,845
GBP	823	United Kingdom Gilt, 4.25%, 06/07/2032(d)	1,530,341
GBP	1,121	United Kingdom Treasury Gilt, 4.25%, 09/07/2039(d)	2,156,823
GBP	3,242	United Kingdom Treasury Gilt, 4.25%, 12/07/2049(d)	6,758,478

			16,905,990

URUGUAY - 1.0%
UYU	13,224	Uruguay Government International Bond, 4.25%, 04/05/2027(j)	379,838
USD	146	Uruguay Government International Bond, 7.63%, 03/21/2036	178,120
USD	165	Uruguay Government International Bond, 7.88%, 01/15/2033	201,300

			759,258

ZAMBIA - 0.4%
USD	410	Zambia Government International Bond, 8.97%, 07/30/2027(d)	291,141

Total Government Bonds - 109.9% (cost $90,782,547)			84,755,201

SHORT-TERM INVESTMENT - 3.2%
UNITED STATES - 3.2%
	2,448	Repurchase Agreement, Fixed Income Clearing Corp., 0.03% dated 01/29/2016, due 02/01/2016 in the amount of $2,448,006 (collateralized by $2,305,000 U.S. Treasury Bond, maturing 02/15/2043; value $2,502,216)	2,448,000

Total Short-Term Investment - 3.2% (cost $2,448,000)			2,448,000

Total Investments - 135.7% (cost $111,178,915)			104,630,536

Liabilities in Excess of Other Assets - (35.7)%			(27,539,672)

Net Assets - 100.0%			$77,090,864

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2016

GBP	-	British Pound Sterling

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

RON	-	Romanian Leu

RUB	-	New Russian Ruble

USD	-	U.S. Dollar

UYU	-	Uruguayan Peso

(a)	The maturity date presented for these instruments represents the next call/put date.

(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2016.

(d)	Denotes a restricted security.

(e)	Security is in default.

(f)	Illiquid security.

(g)	This security is government guaranteed.

(h)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.

(i)	Variable or Floating Rate Security. Rate disclosed is as of January 31, 2016.

(j)	Inflation linked security.

At January 31, 2016, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
New Zealand Dollar/United States Dollar
05/23/2016	State Street Bank & Trust Co.	NZD	7,713,966	USD	5,000,000	$4,962,933	$(37,067)

						$4,962,933	$(37,067)

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
04/06/2016	State Street Bank & Trust Co.	USD	3,800,000	AUD	5,462,124	$3,854,056	$(54,056)
United States Dollar/Mexican Peso
04/14/2016	Citibank	USD	450,557	MXN	8,080,000	443,334	7,223
United States Dollar/New Zealand Dollar
05/23/2016	State Street Bank & Trust Co.	USD	12,000,000	NZD	18,948,665	12,190,999	(190,999)

						$16,488,389	$(237,832)

At January 31, 2016, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Depreciation
Over-the-counter swap agreements:
USD	16,500,000	11/01/2017	Barclays	Receive	3-month LIBOR Index	0.84%	$(31,685)
Centrally cleared swap agreements:
USD	15,000,000	11/04/2024	Citibank	Receive	3-month LIBOR Index	2.44%	(990,020)

							$(1,021,705)

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2016

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider by the Fund’s Board of Directors (the “Board”). Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” size that transacted at lower prices than institutional round lot trades. If there are no current day bids, the security is valued at the previously applied bid. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9-, and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Interest rate swaps are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for similar assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

January 31, 2016

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1	Level 2	Level 3	Total

Investments, at Value
Fixed Income Investments
Corporate Bonds	—	17,427,335	—	17,427,335
Government Bonds	—	84,755,201	—	84,755,201

Total Fixed Income Investments	—	102,182,536	—	102,182,536
Short-Term Investment	—	2,448,000	—	2,448,000

Total Investments	$—	$104,630,536	$—	$104,630,536

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	7,223	—	7,223

Total Other Financial Instruments	$—	$7,223	$—	7,223

Total Assets	$—	$104,637,759	$—	104,637,759

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(282,122)	—	(282,122)
Interest Rate Swap Agreements	—	(1,021,705)	—	(1,021,705)

Total Liabilities	$—	$(1,303,827)	$—	$(1,303,827)

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended January 31, 2016, there were no transfers between Levels 1, 2 or 3. For the period ended January 31, 2016, there were no significant changes to the fair valuation methodologies.

b.	Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the repurchase agreement, realization of the collateral by the Fund may be delayed or limited. Repurchase agreements are subject to contractual netting arrangements with the counterparty, Fixed Income Clearing Corp. For additional information on the Fund’s repurchase agreement, see the Portfolio of Investments. The Fund held a repurchase agreement of $2,448,000 as of January 31, 2016. The value of the related collateral exceeded the value of the repurchase agreement at January 31, 2016.

c.	Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2016

d.	Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2016 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$103,521,795	$4,634,354	$(3,525,613)	$1,108,741

Aberdeen Global Income Fund, Inc.

Item	2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

BY:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Global Income Fund, Inc.

Date: March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Global Income Fund, Inc.

Date: March 30, 2016

BY:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Global Income Fund, Inc.

Date: March 30, 2016